CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 116,589	$ 139,406
Notes receivable	6,993	28,880
Prepaid expenses	93,838	106,393
Deposits	24,723	25,730
Accounts receivable, net of allowance for doubtful accounts of US$658 and US$5,624 as of December 31, 2011 and 2012	89,964	103,920
Amounts due from related parties	1,938	3,494
Deferred tax assets	191	125
Other current assets	4,021	2,139
Total current assets	338,257	410,087
Fixed assets, net	7,638	4,344
Intangible assets, net	2,375	3,397
Equity method investments	2,133	1,445
Cost method investments	803
Goodwill	4,379	4,335
Other non-current assets	3,045	1,009
Total non-current assets	20,373	14,530
TOTAL ASSETS	358,630	424,617
Current Liabilities:
Accounts payable (of which US$687 and US$53 as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	38,855	63,141
Amounts due to related parties (of which nil and US$313 as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	13,310	4,460
Advances from customers (of which US$12,028 and US$1,408 as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	56,343	85,720
Accrued expenses and other current liabilities (of which US$4,411 and US$3,246 as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	18,912	22,876
Consideration payable (of which nil as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	2,507	2,813
Total current liabilities	129,927	179,010
Consideration payable (of which nil as of December 31, 2011 and December 31, 2012 of the consolidated VIE without recourse to the Company, respectively)	1,327	2,476
Total non-current liabilities	1,327	2,476
Total liabilities	131,254	181,486
Commitments (Note 20)
Redeemable noncontrolling interest	5,434	4,723
Charm Communications Inc.'s Equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 77,966,176 and 76,669,573 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	8	8
Additional paid-in capital	100,850	116,637
Statutory reserve	9,013	8,025
Retained earnings	92,212	97,905
Accumulated other comprehensive income	15,652	13,384
Total Charm Communications Inc. shareholders' equity	217,735	235,959
Noncontrolling interest	4,207	2,449
Total equity	221,942	238,408
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	$ 358,630	$ 424,617